Stockholders' Equity - Common Stock (Details)				3 Months Ended	6 Months Ended
	Dec. 17, 2021	Dec. 22, 2020 shares	Oct. 13, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2021 shares	Dec. 17, 2020 shares
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)				23,364,811
Aggregate price | $				$ 25,000
Stockholders' Equity Note, Stock Split					1.125-for-1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				380,000,000	380,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)				2,510,189
Common shares, shares outstanding (in shares)				2,510,189
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)				25,875,000	25,875,000
Common shares, shares outstanding (in shares)				25,875,000	25,875,000
Class A common stock subject to possible redemption, issued (in shares)				23,364,811		23,364,811
Class A common stock subject to possible redemption, outstanding (in shares)				23,364,811	23,203,068
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				380,000,000	380,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)				2,510,189	2,671,932
Common shares, shares outstanding (in shares)				2,510,189	2,671,932
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			5,750,000	6,468,750	6,468,750
Common shares, shares outstanding (in shares)				6,468,750	6,468,750	6,468,750	6,468,750
Ratio to be applied to the stock in the conversion				20	20
Aggregate price | $			$ 25,000
Stockholders' Equity Note, Stock Split	1.125-for-1
Shares subject to forfeiture					843,750		843,750
Percentage of Own stock issued and outstanding					20
Shares no longer subject to forfeiture		843,750
Common shares, votes per share | Vote				1	1
Class B Common Stock | Sponsor and Jones & Associates
Class of Stock [Line Items]
Common shares, shares issued (in shares)			5,750,000
Aggregate price | $			$ 25,000
Common stock subject to redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)				23,364,811